Goodwill	6 Months Ended
Jun. 30, 2014
Goodwill
2. Goodwill

	Six months ended	Year ended
	June 30,	December 31,
	2014	2013
	(in thousands)

Opening balance	$357,523	$315,441
Current period acquisitions	149,098	36,922
Foreign exchange movement	617	5,160

Closing balance	$507,238	$357,523